Group Cash Flow Statement - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of cash flows [abstract]
Cash flows from consolidated operations	[1]	$ 33,936	$ 21,822	$ 19,705
Dividends from equity accounted units		1,431	594	669
Cash flows from operations		35,367	22,416	20,374
Net interest paid		(438)	(569)	(537)
Dividends paid to holders of non-controlling interests in subsidiaries		(1,090)	(683)	(376)
Tax paid		(8,494)	(5,289)	(4,549)
Net cash generated from operating activities		25,345	15,875	14,912
Cash flows from investing activities
Purchases of property, plant and equipment and intangible assets		(7,384)	(6,189)	(5,488)
Disposals of subsidiaries, joint ventures, unincorporated joint operations and associates		4	10	(80)
Purchases of financial assets		(45)	(5)	(43)
Sales of financial assets	[2]	114	63	83
Sales of property, plant and equipment and intangible assets		61	45	49
Net receipts/(funding) from/of equity accounted units		6
Net receipts/(funding) from/of equity accounted units			(43)	(33)
Other investing cash flows	[3]	85	(437)	11
Net cash used in investing activities		(7,159)	(6,556)	(5,501)
Cash flows before financing activities		18,186	9,319	9,411
Cash flows from financing activities
Equity dividends paid to owners of Rio Tinto		(15,357)	(6,132)	(10,334)
Proceeds from additional borrowings	[4]	1,488	125	80
Repayment of borrowings and associated derivatives	[5],[6]	(1,707)	(721)	(203)
Lease principal payments		(358)	(324)	(315)
Proceeds from issue of equity to non-controlling interests		66	129	101
Own shares purchased from owners of Rio Tinto		0	(208)	(1,552)
Other financing cash flows		6	1	4
Net cash flows used in financing activities		(15,862)	(7,130)	(12,219)
Effects of exchange rates on cash and cash equivalents		100	165	(54)
Net increase/(decrease) in cash and cash equivalents		2,424	2,354	(2,862)
Opening cash and cash equivalents less overdrafts		10,381	8,027	10,889
Closing cash and cash equivalents less overdrafts		$ 12,805	$ 10,381	$ 8,027

[1]

(a) Cash flows from consolidated operations			—	—
Profit after tax for the year		22,575	10,400	6,972
Adjustments for:
– Taxation		8,258	4,991	4,147
– Finance items		26	1,751	648
– Share of profit after tax of equity accounted units		(1,042)	(652)	(301)
– Losses on disposal of interest in business	36	—	—	291
– Impairment charges of investments in equity accounted units after tax	6	—	339	—
– Impairment charges net of reversals	6	269	904	3,487
– Depreciation and amortisation		4,697	4,279	4,384
– Provisions (including exchange differences on provisions)		1,903	894	753
– Pension settlement	25	(291)	—	—
Utilisation of provisions		(771)	(582)	(539)
Utilisation of provision for post-retirement benefits	25	(129)	(192)	(205)
Change in inventories		(1,397)	(281)	28
Change in receivables and other assets(g)		(367)	(562)	163
Change in trade and other payables		685	558	(191)
Other items(h)		(480)	(25)	68
		33,936	21,822	19,705

[2]	In 2021, the Group received net proceeds of US$107 million (2020: net proceeds of US$58 million and 2019: net purchase of US$28 million) from its sales and purchases of investments within a separately managed portfolio of fixed income instruments. Purchases and sales of these securities are reported on a net cash flow basis within “Sales of financial assets” or “Purchases of financial assets” depending on the overall net position at each reporting date.
[3]	In 2021 other investing cash flows includes inflows relating to net settlement upon completion of a transaction increasing the Group’s 60% share in the Diavik Diamond Mine to sole ownership, refer to note 36. In 2020, other investing cash flows included US$299 million cash outflow relating to payments made by Energy Resources Australia into a trust fund controlled by the Government of Australia. At 31 December 2021 the total amount held in the trust fund was US$388 million (31 December 2020: US$410 million).
[4]	On 28 October 2021, we issued US$1.25 billion 30-years fixed rate SEC-registered debt securities with a coupon of 2.75%. We received the funds net of issuance fees and discount.
[5]	During 2020, we repaid our €402 million (nominal value) Rio Tinto Finance plc Euro Bonds on their maturity. The total cash outflow of US$526 million included the cash outflow of the bond and the realised loss from the derivatives that hedged the bonds.
[6]	During the last quarter of 2021, we completed a US$1.2 billion (nominal value) bond buy-back programme. The notes purchased and redeemed have been cancelled. The net cash outflow of US$1.27 billion represents the repayment of the bond at a premium offset by the monetisation of the gain from the derivatives that hedged the bond.